                                                              File Nos. 33-42864
                                                                    and 811-6412


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.
   Post-Effective Amendment No. _10_                              _X_
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.                _10_                              _X_


                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND
               (Exact name of Registrant as specified in Charter)


              200 Berkeley Street, Boston, Massachusetts 02116-5034 (Address of Principal Executive Offices) (Zip Code11)

               Registrant's Telephone Number, including Area Code:
                                 (617) 210-3200

                         Rosemary D. Van Antwerp, Esq.
                     Keystone Investment Management Company
                              200 Berkeley Street,
                             Boston, MA 02116-5034
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

---  immediately upon filing pursuant to paragraph (b)

-X-  on June 30, 1997 pursuant to paragraph (b)

---  60 days after filing pursuant to paragraph (a)(1)

---  on (date) pursuant to paragraph (a)(1)

---  75 days after filing pursuant to paragraph (a)(2)

---  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

--- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of shares under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's fiscal year ended February 28, 1997 was filed on April 28, 1997.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------
                                   Proposed      Proposed
Title of                           Maximum       Maximum
Securities          Amount         Offering      Aggregate      Amount of
Being               Being          Price         Offering       Registration
Registered          Registered     Per Unit      Price*         Fee
--------------------------------------------------------------------------------
Shares of
beneficial
interest
without Par
Value                 940,781      $9.71          $9,134,983     $0
--------------------------------------------------------------------------------



* The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 2,850,673 shares of the Fund were redeemed during its fiscal period ended February 28, 1997. Of such shares, 1,909,892 were used for a reduction prusuant to Ruel 24f-2 during the current year. The remaining 940,781 shares are being used for a reduction in this filing.

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT No. 10
                                       to
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 10 to Registration Statement No. 33-42864 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - and SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                               Management Services

                                  Undertakings

                        Location of Accounts and Records

                                   Signatures

                     Exhibits (including Powers of Attorney)

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

Cross-Reference Sheet pursuant to Rules 481(a) under the Securities of 1933.

Items in
Part A of
Form N-1A           Prospectus Caption
---------           ------------------

    1               Cover Page

    2               Expense Information

    3               Financial Highlights
                    Performance Data

    4               Cover Page
                    The Fund
                    Investment Objective and Policies
                    Risk Factors
                    Investment Restrictions
                    Additional Investment Information

    5               Fund Management and Expenses
                    Additional Information

    5A              Not applicable

    6               The Fund
                    Dividends and Taxes
                    How to Buy Shares
                    Alternative Sales Options
                    Fund Shares
                    Shareholder Services

    7               Pricing Shares
                    Fund Management and Expenses
                    How to Buy Shares
                    Alternative Sales Options
                    Distribution Plan
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable

Items in
Part B of
Form N-1A           Statement of Additional Infomation Caption
---------           ------------------------------------------

   10               Cover Page

   11               Table of Contents

   12               Not applicable

   13               Investment Restrictions
                    Appendix

   14               Trustees and Officers

   15               Additional Information

   16               Investment Adviser
                    Distributor
                    Distribution Plan
                    Additional Information

   17               Brokerage

   18               Declaration of Trust

   19               Valuation of Securities
                    Distribution Plan

   20               Distributions and Taxes

   21               Distributor

   22               Standardized Total Return and Yield Quotations

   23               Financial Statements

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART A

                                   PROSPECTUS

  PROSPECTUS                                                     July 1, 1997



  KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND


  INSTITUTIONAL SERVICE SHARES
  INSTITUTIONAL SHARES


           Keystone Institutional Adjustable Rate Fund (the "Fund") seeks to provide a high level of current income, consistent with low volatility of principal, by investing under ordinary circumstances at least 65% of its assets in adjustable rate securities. Such securities include adjustable rate mortgage securities that are issued or guaranteed by the United States ("U.S.") government, its agencies or instrumentalities. The Fund does not attempt to maintain a constant price per share. The Fund does, however, follow a strategy that seeks to minimize changes in its net asset value per share by investing primarily in adjustable rate securities whose interest rates are periodically reset when market rates change.


           The Fund is designed for institutional investors and seeks to provide a relatively stable net asset value while providing high current income relative to high-quality, short-term investment alternatives.


           The Fund offers Institutional Service (formerly Class Y) and Institutional (formerly Class Z) shares. Information on share classes and their fee and sales charge structures may be found in the "Expense Information," "Distribution Plan," "How to Buy Shares," "Alternative Sales Options" and "Fund Shares" sections of this prospectus.


           This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.


           Additional information about the Fund is contained in a statement of additional information dated July 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information, write to The Fund at 200 Berkeley Street, Boston, Massachusetts 02116 or the address or call (800) 633-5034.


  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

                               TABLE OF CONTENTS


EXPENSE INFORMATION                                        2
FINANCIAL HIGHLIGHTS                                       3
THE FUND                                                   4
INVESTMENT OBJECTIVE AND POLICIES                          4
INVESTMENT RESTRICTIONS                                    6
RISK FACTORS                                               6
PRICING SHARES                                             8
DIVIDENDS AND TAXES                                        8
FUND MANAGEMENT AND EXPENSES                               9
DISTRIBUTION PLAN                                         11
HOW TO BUY SHARES                                         11
ALTERNATIVE SALES OPTIONS                                 12
HOW TO REDEEM SHARES                                      13
SHAREHOLDER SERVICES                                      14
PERFORMANCE DATA                                          15
FUND SHARES                                               15
ADDITIONAL INFORMATION                                    15
ADDITIONAL INVESTMENT INFORMATION                         (i)


                              EXPENSE INFORMATION

       The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class of shares of the Fund will bear directly or indirectly. For a more complete description of the various costs and expenses, see the "Fund Management and Expenses" and "Distribution Plan" sections of this prospectus.

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return, and (ii) redemption at the end of each period.



                              ANNUAL FUND OPERATING EXPENSES(1)
                                 Institutional
                                    Service       Institutional
                                    Shares          Shares(2)
Management Fees                       0.30%            0.30%
12b-1 Fees                            0.25%            0.00%
Other Expenses                        None             None
Total Fund Operating Expenses         0.55%            0.30%



                            EXAMPLES (3)
                   Institutional
                      Service        Institutional
                      Shares           Shares(2)
After 1 Year            $ 6               $ 3
After 3 Years           $18               $10
After 5 Years           $31               $17
After 10 Years          $69               $38


AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1) Expense ratios are for the Fund's fiscal period ended February 28, 1997.


(2) Institutional shares are available only to certain investors. See "Alternative Sales Options -- Institutional Shares."

(3) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS

       The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.


(For a share outstanding throughout each period)



KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND -- INSTITUTIONAL SERVICE SHARES



                                                                FIVE MONTHS ENDED        YEAR ENDED         MAY 23, 1994 (DATE OF
                                                                  FEBRUARY 28,         SEPTEMBER 30,       INITIAL PUBLIC OFFERING)
                                                                     1997(a)         1996(b)     1995       TO SEPTEMBER 30, 1994
NET ASSET VALUE BEGINNING OF PERIOD..........................          $9.68           $9.65     $9.61               $9.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................................           0.28            0.65      0.64                0.17
Net realized and unrealized gain (loss) on investments.......           0.00           (0.03)    (0.02)              (0.13)
Total from investment operations.............................           0.28            0.62      0.62                0.04
LESS DISTRIBUTIONS FROM:
Net investment income........................................          (0.22)          (0.58)    (0.53)              (0.16)
In excess of net investment income...........................          (0.02)          (0.01)    (0.05)                  0
Total distributions..........................................          (0.24)          (0.59)    (0.58)              (0.16)
NET ASSET VALUE END OF PERIOD................................          $9.72           $9.68     $9.65               $9.61
TOTAL RETURN.................................................          2.97%           6.60%     6.60%               0.35%
RATIOS/SUPPLEMENTAL DATA
  RATIOS TO AVERAGE NET ASSETS:
  Total expenses.............................................          0.55%(c)        0.55%     0.55%               0.43%(c)
  Net investment income......................................          6.39%(c)        6.64%     6.70%               5.03%(c)
Portfolio turnover rate......................................            44%             85%       56%                 63%
NET ASSETS END OF PERIOD (THOUSANDS).........................         $3,564         $14,361    $2,871                  $1



KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND -- INSTITUTIONAL SHARES



                                                         FIVE MONTHS ENDED
                                                           FEBRUARY 28,                    YEAR ENDED SEPTEMBER 30,
                                                              1997(a)         1996(b)     1995       1994      1993(b)     1992
NET ASSET VALUE BEGINNING OF PERIOD...................          $9.68           $9.65      $9.61      $9.93      $9.88     $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................           0.28            0.64       0.63       0.63       0.54       0.67
Net realized and unrealized gain (loss) on
  investments.........................................           0.00            0.00       0.01      (0.49)     (0.01)     (0.15)
Total from investment operations......................           0.28            0.64       0.64       0.14       0.53       0.52
LESS DISTRIBUTIONS FROM:
Net investment income.................................          (0.23)          (0.60)     (0.55)     (0.44)     (0.48)     (0.64)
In excess of net investment income....................          (0.02)          (0.01)     (0.05)     (0.02)         0          0
Total distributions...................................          (0.25)          (0.61)     (0.60)     (0.46)     (0.48)     (0.64)
NET ASSET VALUE END OF PERIOD.........................          $9.71           $9.68      $9.65      $9.61      $9.93      $9.88
TOTAL RETURN..........................................          2.97%           6.86%      6.87%      1.43%      5.53%      5.46%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................................          0.30%(c)        0.30%      0.30%      0.30%      0.30%      0.30%
  Net investment income...............................          6.79%(c)        6.84%      6.61%      5.15%      5.46%      6.83%
Portfolio turnover rate...............................            44%             85%        56%        63%        81%        88%
NET ASSETS END OF PERIOD (THOUSANDS)..................        $70,264         $65,974    $23,616    $25,200    $60,035    $51,625



(a) The Fund changed its fiscal year from September 30 to the last day in February during the current period.


(b) Per share calculations based on weighted average shares outstanding.


(c) Annualized.

THE FUND


       The Fund is an open-end, diversified management company, commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on June 19, 1991. The Fund is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser.


INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE

       The Fund seeks a high level of current income consistent with low volatility of principal.


       The investment objective of the Fund is fundamental and may not be changed without the vote of the holders of a majority of the Fund's outstanding shares as defined in the Investment Company Act of 1940 ("1940 Act"), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").


       Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENTS

       Under ordinary circumstances, the Fund invests at least 65% of its assets in mortgage securities or other securities collateralized by or representing an interest in a pool of mortgages (collectively, "Mortgage Securities"), which securities have interest rates that reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentalities.


       The Fund does not attempt to maintain a constant price per share. However, the Fund follows a strategy that seeks to minimize changes in its net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The average dollar weighted reset period of adjustable rate securities held by the Fund will not exceed one year. The Fund seeks to provide a relatively stable net asset value while providing high current income relative to high-quality, short-term investment alternatives.


INVESTMENT POLICIES AND APPROACH


       Keystone believes that, by investing primarily in Mortgage Securities with adjustable rates of interest, the Fund will achieve a less volatile net asset value per share than is characteristic of mutual funds that invest primarily in U.S. government securities that pay a fixed rate of interest.


       Unlike fixed rate mortgages and loans that generally decline in value during periods of rising interest rates, adjustable rate Mortgage Securities ("ARMS") allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages or loans, resulting in both higher current yields and lower price fluctuations in the Fund's net asset value per share. The Fund is also affected by decreases in interest rates through periodic decreases in the coupons of the underlying mortgages or loans resulting in lower income to the Fund. This downward adjustment results in lower price fluctuations in the net asset value per share in a decreasing interest rate environment. As the interest rates on the mortgages or loans underlying the Fund's investments are reset periodically, coupons of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value per share of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed rate mortgages.

       The portion of the Fund that is not invested in ARMS, if any, is intended to increase the Fund's total return from changes in market rates while not materially increasing the volatility of the net asset value per share.

PERMITTED INVESTMENTS

       The Fund invests in Mortgage Securities that are issued or guaranteed by the U.S. government, one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government.

       The Fund invests in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by U.S. governmental lenders and guaranteed, to the extent provided in such securities, by the U.S. government, its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

       The guaranteed mortgage pass-through securities in which the Fund invests include those issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the U.S. government. FNMA is a federally chartered, privately owned corporation. FHLMC is a corporate instrumentality of the U.S. government. FNMA and FHLMC certificates are not backed by the full faith and credit of the U.S. government and are supported only by the credit of FNMA and FHLMC, which have the right to borrow to meet their obligations from an existing line of credit with the U.S. Treasury. Although their close relationship with the U.S. government is believed to make them high quality securities with minimal credit risks, the U.S. government is not obligated by law to support either FNMA or FHLMC. Historically, however, there have been no defaults in any FNMA or FHLMC issues.

       Certificates for Mortgage Securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.


       Adjustable rate mortgages are an important form of residential financing. Generally, adjustable rate mortgages are mortgages that have a specified maturity date and amortize in a manner similar to that of a fixed rate mortgage. As a result, in periods of declining interest rates there is a reasonable likelihood that adjustable rate mortgages will behave like fixed rate mortgages in that current levels of prepayments of principal on the underlying mortgages could accelerate. However, one difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgages the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due a holder of an adjustable rate mortgage is calculated by adding a specified additional amount (margin) to the index, subject to limitations or "caps" or "floors" on the maximum and minimum interest rate that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes in that interest rate during a given period. It is these special characteristics, unique to the adjustable rate mortgages underlying the ARMS in which the Fund invests, that are believed to make ARMS attractive investments for seeking to accomplish the Fund's objective. For further information, see "Prepayments" in the section on "Risk Factors."


OTHER PERMITTED INVESTMENTS

       The Fund may invest in collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to invest only in CMOs that, in Keystone's opinion, are suitable in light of the Fund's investment objective and policies. For further information, see "Additional Investment Information."

       In addition, the Fund may enter into repurchase agreements and reverse repurchase agreements for eligible securities and U.S. government obligations. For further information, see "Additional Investment Information."

       The Fund may also invest up to 35% of its assets under ordinary circumstances and up to 100% of its assets for temporary defensive purposes in obligations of the U.S. government, its agencies or instrumentalities, such as the Federal Home Loan Banks, FNMA, GNMA, FHLMC or the Federal Farm Credit Banks.

       The Fund may assume a temporary defensive position, for example, upon Keystone's determination that market conditions so warrant. The Fund may not be pursuing its investment objective when it assumes a temporary defensive position.

       The Fund will not invest in derivative Mortgage Securities other than the CMOs described in "Additional Investment Information."

INVESTMENT RESTRICTIONS

       The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of the Fund's outstanding shares. These restrictions and certain other fundamental and non-fundamental restrictions are set forth in detail in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

       Generally the Fund may not do the following: (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer; this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and (2) borrow money or enter into reverse repurchase agreements, except that the Fund may (a) enter into reverse repurchase agreements or (b) borrow money from banks for temporary or emergency purposes in aggregate amounts of up to one-third of the value of the Fund's net assets; provided that, while borrowings exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made.

       The Fund intends to follow the policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.

RISK FACTORS

       Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses.

       By itself, the Fund does not constitute a balanced investment program. Investors should take into account their investment objectives as well as other investments when considering the purchase of shares of any investment company.

       Certain risks related to the Fund are discussed below. In addition to the risks discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

       Should the Fund need to raise cash to meet a large number of redemptions the Fund might have to sell portfolio securities at a time when it would be disadvantageous to do so.

INTEREST RATE RISK

       The values of fixed-rate securities fluctuate in response to changes in interest rates; generally rising when interest rates decline, and falling, when interest rates rise. As a result, if interest rates increase after a security is purchased, the security, if sold prior to maturity, may return less than its cost. The corresponding increase or decrease in the value of fixed-rate securities generally becomes more significant for instruments with longer remaining maturities or longer expected remaining lives. Moreover, investment yields on relatively short-term investments are subject to substantial and rapid fluctuation.

PREPAYMENTS

       The Mortgage Securities in which the Fund principally invests differ from conventional bonds in that principal is repaid over the life of the investment rather than at maturity. As a result, the holder of the investment (I.E., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages or loans. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is higher or lower than the rate on the existing investment.

RESETS

       The Fund invests in ARMS and adjustable rate CMOs that hold securities whose interest rates are readjusted at intervals of up to three years (generally one year or less) to an increment over some predetermined interest rate index.

       There are three main categories of indices: (1) those based on U.S. Treasury securities; (2) those derived from a calculated measure, such as a cost of funds index; or (3) a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank and commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.


       The Fund's net asset value per share could vary to the extent that current interest rates on Mortgage Securities are different than market interest rates during periods between coupon reset dates. During periods of rising or falling interest rates, changes in the coupon rate lag behind changes in the market rate possibly resulting in a net asset value per share that is slightly lower or higher, as the case may be, until the coupon resets to market rates. Shareholders could lose some of their principal if they sold their shares of the Fund during periods of rising interest rates before the interest rates on the underlying mortgages or loans were adjusted to reflect current market rates. During periods of fluctuations in interest rates, the Fund's net asset value per share will fluctuate as well.


CAPS AND FLOORS

       The Fund invests in ARMS and CMOs whose underlying securities will frequently have "caps" and "floors" that limit the maximum amount by which the loan rate to the borrower may change up or down per reset or adjustment interval and over the life of the loan.

       The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of loans or mortgages held as investments to reach their maximum allowable annual or lifetime reset limits (cap rates). An increase in interest rates above the cap rates would cause such mortgages or loans to "cap out" and to behave more like long-term fixed rate debt securities. Conversely, the Fund will not benefit from decreases in interest rates to the extent that prepayments increase. In addition, when interest rates decline, the Fund's income will be reduced when the interest rates on underlying adjustable rate mortgages are reduced.

ADDITIONAL FACTORS

       In an environment where interest rates on short-term fixed-rate debt securities are rising faster than interest rates on long-term fixed-rate debt securities, the market value of Mortgage Securities will typically under perform other fixed-rate debt securities. In addition, because of the user risk described above, the Fund's investments may not perform as expected.

       ARMS are less effective as a means of "locking in" long-term interest rates than fixed-rate debt securities, since their market values will generally vary inversely with changes in market interest rates, (I.E., declining when interest rates rise and rising when interest rates decline). However, the market value of ARMS is less likely to decline than fixed-rate debt securities of comparable maturities during periods of rapidly rising rates. In addition, ARMS have less potential than fixed-rate debt securities for capital appreciation due to their adjustable rate features and the likelihood of increased prepayments of mortgages as interest rates decline.

       If ARMS are purchased at a premium, unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid over the face value of the security. On the other hand, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income.

       While the Fund may invest in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, the market value of such securities is not guaranteed.

       For further information about the risks associated with the Fund's investments and investment techniques, see the section of this prospectus entitled "Additional Investment Information" and the statement of additional information.

PRICING SHARES


       The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.


       The Fund values most of its securities at the mean of the bid and asked price at the time of valuation and values other securities at fair value according to procedures established by the Board of Trustees, including valuing certain of its fixed rate Mortgage Securities on the basis of valuations provided by a pricing service approved by the Fund's Board of Trustees, which uses information with respect to transactions in Mortgage Securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value.


       Current values for the Fund's portfolio securities are determined as follows:



       (1) securities with initial and remaining maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;


       (2) securities with remaining maturities of more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

       (3) all other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

DIVIDENDS AND TAXES


       The Fund has qualified, and intends to continue to qualify, as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.



       If the Fund qualifies as a RIC, and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.



       The Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly and declare and distribute all net realized capital gains, if any, at least annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash.

       Because Institutional Service shares bear most of the costs of distribution of such shares through an annual distribution fee, expenses attributable to Institutional Service shares will generally be higher than those of Institutional shares, and income distributions paid by the Fund with respect to Institutional shares will generally be greater than those paid with respect to Institutional Service shares.



       Dividends and distributions other than capital gains dividends are taxable as ordinary income to shareholders who are subject to federal income taxes and may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.



       Any taxable distribution declared in October, November or December to shareholders of record in such month and paid by the following January 31 would be includable in the taxable income of shareholders as if paid on December 31 of the year in which the distribution was declared.



       The Fund intends to distribute its net capital gains as capital gain dividends. Shareholders should treat such dividends as long-term capital gains. Such distributions will be designated as long-term capital gain dividends by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of Fund shares will be treated as a long-term capital loss to the extent of such capital gain dividend.


       Since none of the Fund's income will consist of corporate dividends, no distributions will qualify for the corporate dividends received deduction.

FUND MANAGEMENT AND EXPENSES

BOARD OF TRUSTEES


       Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.


INVESTMENT ADVISER


       Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.



       Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of March 31, 1997.



       First Union is headquartered in Charlotte, North Carolina, and had $137 billion in consolidated assets as of March 31, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB and Evergreen Asset Management Corp., a wholly-owned subsidiary of FUNB, manage or otherwise oversee the investment of over $62 billion in assets as of March 31, 1997 belonging to a wide range of clients, including the Evergreen Keystone funds.


       Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone manages the investment and reinvestment of the Fund's assets, supervises the operation of the Fund, and provides all necessary office space, facilities, and equipment.

       The Fund pays Keystone a fee for its services at the annual rate of 0.30% of the average daily net asset value of shares of the Fund. A pro-rata portion of the fee is payable in arrears at the end of each day or calender month as Keystone may, from time to time, specify to the Fund.


       The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by the vote of shareholders of the Fund. In addition, the terms and annual continuance of the Advisory Agreement must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or

Keystone or may be terminated by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its "assignment," as defined in the 1940 Act.


PRINCIPAL UNDERWRITER


       Evergreen Keystone Distributor, Inc. ("EKD"), a subsidiary of The BISYS Group, Inc., which is not affiliated with First Union, is now the Fund's principal underwriter. EKD replaced Fiduciary Investment Company ("FICO") as the Fund's principal underwriter. FICO may no longer act as principal underwriter of the Fund due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks, such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. EKD is located at 125 W. 55th Street, New York, New York 10019.


SUB-ADMINISTRATOR


       BISYS Fund Services ("BISYS"), an affiliate of EKD, distributor for the Fund, serves as sub-administrator to the Fund. For its services, BISYS is entitled to receive a fee from Keystone calculated on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds for which FUNB affiliates serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:



                                  AGGREGATE AVERAGE DAILY NET ASSETS OF FUNDS
                                           WHICH ANY AFFILIATE OF FUNB SERVES
SUB-ADMINISTRATOR                   AS INVESTMENT ADVISER AND FOR WHICH BISYS
FEE                                               SERVES AS SUB-ADMINISTRATOR
0.0100%                                               on the first $7 billion
0.0075%                                                on the next $3 billion
0.0050%                                               on the next $15 billion
0.0040%                                    on assets in excess of $25 billion



       The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.



PORTFOLIO MANAGER



       Christopher P. Conkey and Gary E. Pzegeo are co-portfolio managers of the Fund. Mr. Conkey has been the Fund's portfolio manager since 1991. He is a Keystone Senior Vice President and Chief Investment Officer for Fixed Income. He is also Group Leader for the high grade fixed income area. Mr. Conkey joined Keystone as a fixed income portfolio manager in 1988. Gary E. Pzegeo has been a Keystone Vice President and Portfolio Manager since 1997 and has been co-portfolio manager of the Fund since April, 1997. Mr. Pzegeo has been an investment professional at Keystone since 1990.


FUND EXPENSES


       Pursuant to the Advisory Agreement, Keystone has agreed to pay certain of the Fund's expenses, including expenses of the Fund's transfer agent, custodian and independent auditors; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports and proxy material; and expenses of shareholders' and Trustees' meetings. In addition to the investment advisory and management fee discussed above, the principal expenses that the Fund is expected to pay include expenses of its Independent Trustees; brokerage commissions, interest charges and taxes; legal fees and certain extraordinary expenses. Each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses.



       During the fiscal period ended February 28, 1997, Keystone voluntarily limited the expenses of the Fund's Institutional Service and Institutional shares to .55% and .30%, respectively, of average net class assets annually. Keystone reserves the right at any time, however, to make a redetermination of whether to continue these expense limits and, if so, at what rates. For the fiscal period ended February 28, 1997, the Fund paid or accrued to Keystone investment management and advisory services fees of $101,412 (0.30% of the Fund's average net assets).

       For the fiscal period ended February 28, 1997, the Fund paid 0.55% and 0.30% of the average annual net assets of the Institutional Service and Institutional shares, respectively, in expenses.


SECURITIES TRANSACTIONS


       Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions, from time to time, may be affiliated with the Fund, Keystone, EKD or their affiliates.


       The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.

PORTFOLIO TURNOVER


       The Fund's portfolio turnover rates for the fiscal period ended February 28, 1997 and for the fiscal year ended September 30, 1996 were 44% and 85%, respectively.



CODE OF ETHICS



       The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.


DISTRIBUTION PLAN


       The Fund bears some of the costs of selling its Institutional Service shares under a Distribution Plan adopted with respect to its Institutional Service shares ("Institutional Service shares Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Payments under the Institutional Service shares Distribution Plan are limited to up to 0.35% annually of the average daily net asset value of Institutional Service shares.



       The National Association of Securities Dealers, Inc. (the "NASD") limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD currently limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts remaining unpaid from time to time.



       The Institutional Service shares Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Institutional Service shares.



       Payments pursuant to the Institutional Service shares Distribution Plan are included in the operating expenses of that class.


HOW TO BUY SHARES


       Shares of the Fund are sold through EKD. Shares are sold without a sales charge at the public offering price, which equals the net asset value per share next computed after the Fund receives the purchase order on each day on which the Exchange is open for business.


       Shares are held in "open accounts," I.E., they are credited to the shareholder's account on the Fund's books. No certificates are issued. All orders for the purchase of shares are subject to acceptance by the Fund, which has the right to reject any order.

       Shares become entitled to income distributions declared on the first business day following receipt by the Fund's transfer agent of payment for the shares.

OPENING AN ACCOUNT

       First, telephone Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC"), the Fund's transfer agent and dividend disbursing agent, toll free at 1-800-633-2700 to open an account and obtain an account or wire identification number. EKSC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

       Second, arrange with your bank to wire federal funds to EKSC's agent at the following address (please include your account number)

       State Street Bank and Trust Company
       Boston, Massachusetts
       ABA 011000028 Attn: Mutual Fund Division
       For incoming wire A/C 0127-654-2
       For credit to KIARF
       Client Name and/or Account Number:

       Third, complete and sign the Account Application and mail it to:

       Evergreen Keystone Service Company
       P.O. Box 2121
       Boston, Massachusetts 02106-2121

       If appropriate, EKSC may require additional documentation or verification of authority.

       Information on how to wire federal funds is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge for these services. Presently, there is no fee for receipt by EKSC of federal funds wired, but the right to charge for this service is reserved.

ALTERNATIVE SALES OPTIONS

       The Fund offers two classes of shares.


INSTITUTIONAL SERVICE SHARES



       Institutional Service shares are sold without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Institutional Service shares are available to any investor making a minimum initial purchase aggregating $1,000,000 or more which may be waived in certain situations. There is no minimum amount required for subsequent purchases.



       The Fund has adopted the Institutional Service shares Distribution Plan, which provides for payments at an annual rate of up to 0.35% of the average daily net asset value of Institutional Service shares, to pay expenses of the distribution of Institutional Service shares. Payments are expected to be made at a rate of 0.25% of the average daily net assets of Institutional Service shares. Amounts paid by the Fund under the Institutional Service shares Distribution Plan are generally used to pay the Principal Underwriter and others' service fees. The Fund may also make payments to the Principal Underwriter, broker-dealers and others for activities that are primarily intended to result in sales of Institutional Service shares, including, but not limited to, mail promotions and advertising, including the use of member name and address lists of affinity groups, professional associations, trade groups, industry associations or other associations (E.G., credit union trade groups), for which use royalty payments may be made. As a result, income distributions paid by the Fund with respect to Institutional Service shares will generally be less than those paid with respect to Institutional shares. See "Distribution Plan" above.



INSTITUTIONAL SHARES



       Institutional shares are sold without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Institutional shares are available to the following investors making a minimum initial purchase aggregating $1,000,000 or more, which may be waived in certain situations: officers, directors or trustees, and employees of the Fund, Keystone, EKD, or any of their affiliates, and members of the immediate families of such persons, or any trust, pension, profit-sharing, or other retirement or benefit plan for the benefit of such persons; present shareholders of Institutional shares of the Fund; and existing investment advisory clients of Keystone, EKD, or any of their affiliates. There is no minimum amount required for subsequent purchases.


ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS


       From time to time, EKD may provide promotional incentives to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of the Fund. In addition, from time to time, broker-dealers may receive additional cash payments. EKD may provide written information to broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.



       EKD may, at its own expense, pay concessions in addition to those described above to broker-dealers including, from time to time, First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by EKD. These conditions relate to increasing sales of shares of the Evergreen Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 1.00% of the value of shares sold by such broker-dealer.



       EKD may also pay a transaction fee (up to the level of the payments allowed to broker-dealers for the sale of such shares, as described above) to banks and other financial services firms that facilitate transactions in shares of the Fund.



       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting certain payments from the Fund, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.


       In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

HOW TO REDEEM SHARES

       You may redeem shares of the Fund at net asset value by mail or by using the telephone or telecommunication redemption privilege.

MAIL REDEMPTIONS

       Shares may be redeemed on each day on which the Exchange is open by mailing a written request to EKSC at the following address:

       Evergreen Keystone Service Company
       P.O. Box 2121
       Boston, Massachusetts 02106-2121


       The signatures on the written request must be PROPERLY GUARANTEED by a U.S. stock exchange member, a bank or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and EKSC's policies when the circumstances of such redemptions indicate that guaranteed signatures are appropriate, in the judgment of the Fund or EKSC, for the protection of the Fund, its shareholders and EKSC. The Fund and EKSC may waive this requirement or may require additional documentation in certain cases.

TELEPHONE OR TELECOMMUNICATION REDEMPTIONS


       Under ordinary circumstances, you may redeem shares on each day on which the Exchange is open for business by telephone (toll free 1-800-633-2700), mailgram, fax or other request not bearing a signature and a signature guarantee to EKSC.


       Shareholders must complete and sign the Account Application, including the Redemption Authorization Section.

       Redemption proceeds will be wired in federal funds only to the commercial bank (and account number) designated by the shareholder on the Account Application. If EKSC deems it appropriate, additional documentation may be required. Although at present EKSC pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.


       Except as otherwise noted, neither the Fund, EKSC nor EKD assumes responsibility for the authenticity of any instructions received by any of them from a shareholder by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the telephone are genuine. Neither the Fund, EKSC nor EKD will be liable when following instructions received by telephone that EKSC reasonably believes to be genuine.


       Any change in the bank account designated to receive redemption proceeds must be made in another Account Application signed by the shareholder (WITH SIGNATURES PROPERLY GUARANTEED IN THE MANNER DESCRIBED ABOVE) and delivered to EKSC at the address above.

       If a shareholder redeems all the shares in an account, the shareholder will receive, in addition to the value thereof, all declared but unpaid distributions thereon.

REDEMPTION OF SHARES IN GENERAL


       The Fund reserves the right, at any time, to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.


       The Fund computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment will be made within seven days after a properly completed redemption request is received.


       The Fund may temporarily suspend the right to redeem its shares or may extend the date for payment when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.


SHAREHOLDER SERVICES


       Details on all shareholder services may be ob- tained from EKSC by calling toll free 1-800-633-2700 or from EKD by writing to the Evergreen Keystone Distributor, Inc., 125 W. 55th Street, New York, New York 10019.


SUBACCOUNTS

       Special processing has been arranged with EKSC for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of EKSC's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

PERFORMANCE DATA

       From time to time, the Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts.

       Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.

FUND SHARES


       The Fund currently issues Institutional Service and Institutional shares, which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses, from time to time, are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan, if any; and (3) each class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares will have no preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and freely assignable as collateral. There are no sinking fund provisions. The Fund is authorized to issue additional classes or series of shares.


       Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares on all matters subject to Fund vote. Shares of the Fund vote together except when required by law to vote separately by series or class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Declaration of Trust of the Fund, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting. As prescribed by Section 16(c) of the 1940 Act, shareholders may be eligible for shareholder communication assistance in connection with the special meeting.

       Under Massachusetts law, it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.

ADDITIONAL INFORMATION

       Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                       ADDITIONAL INVESTMENT INFORMATION

       The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

REPURCHASE AGREEMENTS

       The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees of the Fund has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

       Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.

COLLATERALIZED MORTGAGE OBLIGATIONS

       The Fund will invest only in CMOs issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to invest only in CMOs that, in Keystone's opinion, are suitable in light of the Fund's investment objective and policies. The Fund may purchase any class of CMO other than the residual (final) class or a class whose average life would extend or is shortened by more than 6 years under modeling scenarios where mortgage commitment rates immediately rise or fall 300 basis points. CMOs are debt obligations collateralized by Mortgage Securities and may be issued by and guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The principal governmental issuer of CMOs is FNMA. In addition, FHLMC issues a significant number of CMOs. The secondary market for CMOs is actively traded.

       CMOs are structured by redirecting the total payment of principal and interest on the underlying Mortgage Securities used as collateral to create classes with different interest rates, maturities and payment schedules.

Instead of interest and principal payments on the underlying Mortgage Securities being passed through or paid pro-rata to all holders of interests in the underlying Mortgage Securities, each class of a CMO is paid from and secured by a separate priority payment of the cash flow generated by the pledged Mortgage Securities.

       Most CMO issues have at least four classes. Classes with earlier maturities receive priority on payments to assure the early maturity. After the first class is redeemed, excess cash flow not necessary to pay interest on the remaining classes is directed to the repayment of the next maturing class until that class is fully redeemed. This process continues until all classes of the CMO issue have been paid in full. Among the CMO classes available are floating (adjustable) rate classes, which have characteristics similar to ARMS and inverse floating rate classes whose coupons vary inversely with the rate of some market index.

                       ADDITIONAL INVESTMENT INFORMATION

       The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

REPURCHASE AGREEMENTS

       The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees of the Fund has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

       Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price.

COLLATERALIZED MORTGAGE OBLIGATIONS

       The Fund will invest only in CMOs issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to invest only in CMOs that, in Keystone's opinion, are suitable in light of the Fund's investment objective and policies. The Fund may purchase any class of CMO other than the residual (final) class or a class whose average life would extend or is shortened by more than 6 years under modeling scenarios where mortgage commitment rates immediately rise or fall 300 basis points. CMOs are debt obligations collateralized by Mortgage Securities and may be issued by and guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The principal governmental issuer of CMOs is FNMA. In addition, FHLMC issues a significant number of CMOs. The secondary market for CMOs is actively traded.

       CMOs are structured by redirecting the total payment of principal and interest on the underlying Mortgage Securities used as collateral to create classes with different interest rates, maturities and payment schedules.

Instead of interest and principal payments on the underlying Mortgage Securities being passed through or paid pro-rata to all holders of interests in the underlying Mortgage Securities, each class of a CMO is paid from and secured by a separate priority payment of the cash flow generated by the pledged Mortgage Securities.

       Most CMO issues have at least four classes. Classes with earlier maturities receive priority on payments to assure the early maturity. After the first class is redeemed, excess cash flow not necessary to pay interest on the remaining classes is directed to the repayment of the next maturing class until that class is fully redeemed. This process continues until all classes of the CMO issue have been paid in full. Among the CMO classes available are floating (adjustable) rate classes, which have characteristics similar to ARMS and inverse floating rate classes whose coupons vary inversely with the rate of some market index.

                                                                     APPLICATION

              KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND (KIARF)
A.  SHAREHOLDER REGISTRATION
Shareholder Name

Attention of                                         Tax ID Number
Street Address

City                                                  State             Zip
Telephone Number                                     Fax Number

B. DISTRIBUTIONS. CHOOSE ONE. (If no choice is indicated, distributions will be reinvested.)

h Reinvest all income dividends and capital gains distributions in additional shares.

h Pay all income dividends and capital gains distributions in cash.


C.  ADDITIONAL CONFIRMATION STATEMENTS (OPTIONAL):

Name
Address

Telephone Number

  KIARF APPLICATION                                                          (2)

Name
Address

Telephone Number

D.  PURCHASES AND REDEMPTIONS -- PERSONNEL AUTHORIZED TO PURCHASE OR REDEEM
NameSHARES OF THE FUND:                              Telephone Number
Title
Name                                                 Telephone Number
Title

Please furnish a resolution of the Board of Directors/Trustees certified by the Secretary identifying personnel authorized to purchase or redeem shares of the Fund. Please also furnish original signatures of the authorized persons.

E.  FUND PURCHASES

Shares of the Fund may be purchased by check or by wiring federal funds.

BY CHECK:
Mail a check made payable to the Fund at the address below:


    Evergreen Keystone Service Company
    P.O. Box 2121
    Boston, MA 02106-2121


BY WIRE:
Federal Reserve wiring instructions to Keystone's custodian bank are provided below:

    State Street Bank & Company
    Boston, MA
    ABA # 011000028
    Attn: Mutual Fund Division

    For Incoming Wire A/C 0127-654-2
    For credit to KISCGF
    Client Name
    Account Number (if known)

  KIARF APPLICATION                                                          (3)

F.  FUND REDEMPTIONS

Fund shares may be redeemed and proceeds sent via the Federal Reserve wire system to the shareholder's bank and account number using the wire instructions provided below:
Bank Name
Account Number
Wiring Instructions

REDEMPTION AUTHORIZATION


The undersigned hereby authorizes Evergreen Keystone Service Company ("EKSC") an affiliate of First Union Keystone, Inc., ("First Union Keystone") acting as the undersigned's attorney-in-fact, to surrender for redemption any or all shares of Keystone Institutional Small Capitalization Growth Fund ("KISCGF") held for the undersigned's account pursuant to any telephone, mailgram, fax, or other request not bearing a signature and a signature guarantee, whether from this undersigned or from any other authorized person requesting redemption. The proceeds of any redemption will be sent only to the client's bank, using the wire instructions specified above.



The undersigned and the undersigned's assigns and successors release EKSC, First Union Keystone, and their affiliates, and their respective directors/trustees, officers and employees from any and all claims, expenses or liabilities for acting under this Authorization.



The undersigned also agrees that this Authorization will remain in effect until Keystone receives notice of termination or notice of change hereof on an authorization form supplied by EKSC or First Union Keystone, such notice in either case signed by the undersigned and with such signature guaranteed by a commercial bank or trust company or a member firm of a major stock exchange. It is also agreed that EKSC may cease to act as such attorney-in-fact upon ten (10) days' written notice to the undersigned at the address contained herein or at any subsequent address shown on EKSC records.

Signature                                          Date
Signature                                          Date

  KIARF APPLICATION                                                          (4)

G.  INSTITUTIONAL STATUS

The undersigned represent that the investor is an "institution" for purposes of the Blue Sky Laws of the state of its residence and place of business.

The undersigned represent that they have been duly authorized to sign this application, acknowledge having received and read KISCGF's current prospectus and agree to the terms of such prospectus.
Account Name                                       Date
By                                       Title

RETURN THIS APPLICATION TO:


    EVERGREEN KEYSTONE SERVICE COMPANY
    P.O. BOX 2121
    BOSTON, MA 02106-2121


H.  ADDITIONAL INFORMATION


Sales Information Contacts:



    Toll-free Number
    1-888-216-2180 (Charlotte)
    1-800-633-4200 (Boston)
      Paul E. Berg, ext. 3621
      Sales Assistance, ext. 3612



EVERGREEN KEYSTONE SERVICE COMPANY -- Transfer Agent and Client Services:



    Toll-free Number
    1-800-633-2700

    EKSC Mailing Address                 EKSC Street Address
    P.O. Box 2121                        200 Berkeley Street
    Boston, MA 02106-2121                Boston, MA 02116-5034

  INVESTMENT ADVISER
  Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034


  CUSTODIAN
  State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827

  TRANSFER AGENT
  Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036


  INDEPENDENT AUDITORS
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110



  DISTRIBUTOR



  Evergreen Keystone Distributor, Inc., 120 Clove Road, Little Falls, New Jersey

  49156

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION
                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 1997

     This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Institutional Adjustable Rate Fund (the "Fund") dated July 1, 1997. A copy of the prospectus may be obtained from the Fund's principal underwriter, Evergreen Keystone Distributor, Inc. See "Service Providers" below.


--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

--------------------------------------------------------------------------------



The Fund ...........................................................2
Service Providers. . . . .  . . . . . . . . . . . . . . . . . . . . 2
Investment Restrictions.............................................4
Distributions and Taxes.............................................5
Valuation of Securities.............................................6
Brokerage...........................................................6
Distribution Plan...................................................8
Trustees and Officers...............................................9
Investment Adviser.................................................12
Principal Underwriter..............................................14
Sub-administrator..................................................15
Declaration of Trust...............................................16
Expenses...........................................................18
Financial Statements...............................................18
Standardized Total Return and Yield Quotations.....................19
Additional Information.............................................20
Appendix...........................................................A-1

--------------------------------------------------------------------------------


                                    THE FUND

--------------------------------------------------------------------------------



         The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on June 19, 1991.

         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund.



                                SERVICE PROVIDERS

Service                                        Provider
-----------------------------------------      ------------------------------------------------------
Investment adviser (referred to                Keystone Investment Management Company, 200 Berkeley
in this SAI as "Keystone")                     Street, Boston, Massachusetts 02116. (Keystone is a
                                               wholly-owned subsidiary of First Union Keystone, Inc.,
                                               (formerly Keystone Investments, Inc.) ("First Union
                                               Keystone") also located at 200 Berkeley Street, Boston,
                                               Massachusetts 02116.)

Principal underwriter ( referred               Evergreen Keystone Distributor, Inc., 125 W. 55th Street,
to in this SAI as "EKD")                       New York, New York 10019.

Marketing services agent and                   Evergreen Keystone Investment Services, Inc. (formerly
predecessor to EKD (referred to                Keystone Investment Distributors Company), 200 Berkeley
in this SAI as "EKIS")                         Street, Boston, Massachusetts 02116.

Sub-administrator (referred to in              BISYS Fund Services, Inc., 125 W. 55th Street, New York,
this SAI as "BISYS")                           New York 10019.

Transfer and dividend                          Evergreen Keystone Service Company, (formerly Keystone Investor
disbursing agent (referred to in               Resource Center, Inc.) 200 Berkeley Street, Boston,
this SAI as "EKSC")                            Massachusetts 02116. (EKSC is a wholly-owned subsidiary
                                               of Keystone.)

Independent auditors                           KPMG Peat Marwick LLP, 99 High Street, Boston,
                                               Massachusetts 02110, Certified Public Accountants.

Custodian                                      State Street Bank and Trust Company, 225 Franklin
                                               Street, Boston, Massachusetts 02110.


                                                         2

--------------------------------------------------------------------------------


                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------


         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act") as the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority"). Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         The Fund may not do the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer; this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         (2) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operations;

         (3) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a when issued basis is not deemed to be a pledge of assets;

         (4) borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such excess borrowings will be repaid before additional investments are made;

         (5) make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;

         (6) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (7) issue senior securities; the purchase or sale of securities on a when issued basis is not deemed to be the issuance of a senior security;

         (8) purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (9) purchase more than 3% of the total outstanding voting securities of any one investment company, invest more than 5% of its total assets in any one investment company or invest more than 10% of its total assets in investment companies in general, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (10) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate and may engage in financial futures contracts and related options transactions; and

         (11) underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value of a security or a decrease in Fund assets is not a violation of the limit.


--------------------------------------------------------------------------------


                             DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------


         The Fund intends to declare dividends from its net investment income daily and its net capital gains, if any, at least annually. You will receive distributions in shares, unless you elect, before the payable date for income dividends or the record date for capital gains distributions, to receive them as cash. Unless the Fund receives instructions to the contrary, it will assume that you wish to receive that distribution and future gains and income distributions in shares. Your instructions continue in effect until changed in writing. If you have not opted to receive cash, the Fund will determine the number of shares that you should receive based on its net asset value per share as computed at the close of business on the ex-dividend date after adjustment for the distribution.

         Capital gains distributions that reduce the net asset value of your shares below your cost are, to the extent of the reduction, a return of your investment, even though they are taxable as described below. Since distributions of capital gains depend upon profits realized from the sale of the Fund's portfolio securities, they may or may not occur.

         Distributions are taxable whether you receive them in cash or additional shares. Long-term capital gains distributions are taxable as such regardless of how long you have held the shares. If, however, you hold the Fund's shares for less than six months and redeem them at a loss, you will recognize a long-term capital loss to the extent of the long-term capital gain distribution received in connection with such shares. The Fund intends to distribute only such net capital gains and income as it has predetermined, to the best of its ability, to be taxable as ordinary income. The Fund distributes its net investment income on a federal income tax basis, not based on distributable income as computed on our books. The Fund does not expect its dividends to qualify for the corporate dividends received deduction.

         The Fund will advise you annually as to the federal income tax status of your distributions. These comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Your dividends and distributions may also be subject to state and local taxes.





--------------------------------------------------------------------------------


                             VALUATION OF SECURITIES

--------------------------------------------------------------------------------


         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities for which market quotations are readily available are valued at market value, which is deemed to be the mean of the bid and asked prices at the time of valuation;

         (2) (a) short-term investments that are purchased with maturities of sixty days or less when purchased are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (b) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

         (c) short-term investments having maturities of more than sixty days, for which market quotations are readily available, are valued at current market value; and

         (3) securities, including restricted securities, for which market quotations are not readily available, and other assets are valued at prices deemed in good faith to be fair under procedures established by the Fund's Board of Trustees.

         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing certain securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such obligations will be based upon their fair value determined under procedures that have been approved by the Board of Trustees. The Board of Trustees has authorized the use of a pricing service to determine the fair value of the Fund's fixed rate mortgage securities.


--------------------------------------------------------------------------------


                                    BROKERAGE

--------------------------------------------------------------------------------


Selection of Brokers

         In effecting transactions in portfolio securities for the Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided the Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

         1.       overall direct net economic result to the Fund;

         2.       the efficiency with which the transaction is effected;

         3. the broker's ability to effect the transaction where a large block is involved;



                                                         5


         4.       the  broker's  readiness  to  execute  potentially   difficult
                  transactions in the future;

         5.       the financial strength and stability of the broker; and

         6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information.

         The Fund's management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         The Fund considers the receipt of research services by the Fund or Keystone to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement (as defined below). Keystone believes that it cannot determine or practically allocate the cost, value or specific application of such research services between the Fund and its other clients who may indirectly benefit from the availability of such information made available as a result of transactions effected for Keystone's other clients. The Advisory Agreement also permits Keystone to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Fund.

         Neither   the  Fund  nor   Keystone   intends  on  placing   securities
transactions with any particular broker. The Fund's Board of Trustees has determined, however, that the Fund may consider sales of Fund shares as a factor in the selection of brokers to execute portfolio transactions, subject to the requirements of best execution described above.

Brokerage Commissions

         The Fund expects to purchase and sell its securities and temporary instruments through principal transactions. Bonds and money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. In general, the Fund will not pay brokerage commissions for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

General Brokerage Policies

         In order to take advantage of the availability of lower purchase prices, the Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for the Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's securities, the Fund believes that in other cases its ability to participate in volume transactions will produce better executions.

         The Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, EKD, or any of their affiliated persons, as defined in the 1940 Act.


                                                         6


         The Board of Trustees will, from time to time, review the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


--------------------------------------------------------------------------------


                                DISTRIBUTION PLAN

--------------------------------------------------------------------------------


General

         The Fund offers Institutional Service and Institutional shares. Institutional Service shares are offered without an initial sales charge and are not subject to a sales charge when they are redeemed. Institutional Service shares make payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Institutional Service Distribution Plan").

         Institutional shares are also offered without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. There is no distribution plan with respect to Institutional shares. Institutional shares are available only to certain investors. The prospectus contains a general description of how investors may buy shares of the Fund.

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund's Institutional Service Distribution Plan has been approved by the Fund's Board of Trustees, including a majority of the Independent Trustees (Trustees who are not interested persons of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto).

         The National Association of Securities Dealers, Inc. ("NASD") limits the amount that the Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Institutional Service Distribution Plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

Institutional Service Distribution Plan. The Institutional Service Distribution Plan provides that the Fund may expend daily amounts at an annual rate up to 0.35% of the Fund's average daily net asset value attributable to Institutional Service shares to finance any activity that is primarily intended to result in the sale of Institutional Service shares, including without limitation, expenditures consisting of the payment of service fees to the Principal Underwriter or others. Such payments are expected to be at a rate of 0.25% of the average daily net assets of Institutional Service shares.

         Amounts paid by the Fund under the Institutional Service Distribution Plan are currently used to pay the Principal Underwriter and others, such as broker-dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Institutional Service shares maintained by the Principal Underwriter and such others and outstanding on the books of the Fund for specified periods. The Fund may also make payments to the Principal Underwriter, broker-dealers and others for activities that are primarily intended to result in sales of the Fund's Institutional Service shares, including, but not limited to, mail promotions and advertising, including the use of member name and address lists of affinity groups, professional associations, trade groups, industry associations, or other associations, for which use royalty payments may be made.

         The Institutional Service Distribution Plan may be terminated, at any time, by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund's Institutional Service shares. Any change in the Institutional Service Distribution Plan that would materially increase the distribution expenses of the Fund's Institutional Service shares provided for in the Institutional Service Distribution Plan requires shareholder approval. Otherwise, the Institutional Service Distribution Plan may be amended by the Trustees, including the Independent Trustees.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Institutional Service Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Institutional Service Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of the Institutional Service Distribution Plan and may also require that total expenditures by the Fund under the Institutional Service Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above.

         While the Institutional Service Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's Institutional Service shares resulting from payments under the Institutional Service Distribution Plan have benefit the Fund.


--------------------------------------------------------------------------------


                              TRUSTEES AND OFFICERS

--------------------------------------------------------------------------------



         Trustees and officers of the Trust, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK  AMLING:                  Trustee  of the  Trust;  Trustee or
                                    Director  of  29  other  Evergreen  Keystone
                                    funds; Professor, Finance Department, George
                                    Washington University;  President,  Amling &
                                    Company  (investment   advice);  and  former
                                    Member,  Board of Advisers,  Credito Emilano
                                    (banking).

LAURENCE B. ASHKIN:                 Trustee of the Trust; Trustee or Director of all Evergreen Keystone
                                    funds other than Evergreen Investment Trust; real estate developer and construction consultant; and President of Centrum Equities and
                                    Centrum Properties, Inc.

CHARLES A. AUSTIN III:              Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Investment Counselor to Appleton Partners, Inc.; and former
                                    Managing Director, Seaward Management Corporation (investment ad vice).

FOSTER BAM:                         Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds other than Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc. (sulphur company)
                                    and Pet Practice, Inc. (veterinary services); and former Director,
                                    Chartwell Group Ltd. (Manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and
                                    Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL:                 Chief Executive Officer of the Trust and of 29 other Evergreen Keystone funds; Chairman of the Board and Trustee of the Trust; Chairman of the
                                    Board and Trustee or Director of all Evergreen Keystone funds;
                                    Chairman of the Board and Trustee of Anatolia College; Trustee of
                                    University Hospital (and Chairman of its Investment Committee);
                                    former Director and Chairman of the Board of Hartwell Keystone
                                    Advisers, Inc.; and former Chairman of the Board, Director and Chief
                                    Executive Officer of Keystone Investments, Inc.

EDWIN D. CAMPBELL:                  Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Principal, Padanaram Associates, Inc.; and former Executive Di rector, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN:                  Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:                     Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Trustee, Treasurer and Chairman of the Finance Committee,
                                    Cambridge College; Chairman Emeritus and Director, American
                                    Institute of Food and Wine;  Chairman and President, Oldways
                                    Preservation and Exchange Trust (education); former Chairman of the
                                    Board, Director, and Executive Vice President, The London Harness
                                    Company; former Managing Partner, Roscommon Capital Corp.; former
                                    Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman,
                                    Gifford, Drescher & Associates (environmental consulting); and former
                                    Director, Keystone Investments and Keystone.

JAMES S. HOWELL:                    Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; former Chairman of the Distribution Foundation for the
                                    Carolinas; and former Vice President of Lance Inc. (food manufacturing).

LEROY  KEITH, JR.:                  Trustee of the Trust; Trustee or
                                    Director  of  29  other  Evergreen  Keystone
                                    funds;  Chairman  of  the  Board  and  Chief
                                    Executive Officer,  Carson Products Company;
                                    Director  of Phoenix  Total  Return Fund and
                                    Equifax,  Inc.;  Trustee of  Phoenix  Series
                                    Fund, Phoenix  Multi-Portfolio Fund, and The
                                    Phoenix  Big Edge  Series  Fund;  and former
                                    President, Morehouse
                                    College.

F. RAY KEYSER, JR.:                 Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Chairman and Of Counsel, Keyser, Crowley & Meub, P.C.; Mem
                                    ber, Governor's (VT) Council of Economic Advisers; Chairman of the
                                    Board and Director, Central Vermont Public Service Corporation and
                                    Lahey Hitchcock Clinic; Director, Vermont Yankee Nuclear Power
                                    Corporation, Grand Trunk Corporation, Grand Trunk Western Railroad,
                                    Union  Mutual Fire  Insurance  Company,  New
                                    England Guaranty  Insurance  Company,  Inc.,
                                    and the Investment Company Institute; former
                                    Director    and    President,     Associated
                                    Industries  of Vermont;  former  Director of
                                    Keystone,  Central  Vermont  Railway,  Inc.,
                                    S.K.I.  Ltd., and Arrow Financial Corp.; and
                                    former  Director  and Chairman of the Board,
                                    Proctor Bank and Green Mountain Bank.

GERALD M. MCDONNELL:                Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; Trustee or Director of all of the funds in the Evergreen Family of
                                    Funds; and Sales Representative with Nucor-Yamoto, Inc. (Steel producer).

THOMAS L. MCVERRY:                  Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; former Vice President and Director of Rexham Corporation; and
                                    former Director of Carolina Cooperative Federal Credit Union.

*WILLIAM WALT PETTIT:               Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:                Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Vice Chair and former Executive Vice President, DHR Interna tional, Inc. (executive recruitment); former Senior Vice President,
                                    Boyden International Inc. (executive recruitment); and Director,
                                    Commerce and Industry Association of New Jersey, 411 International,
                                    Inc., and J&M Cumming Paper Co.

RUSSELL A.
     SALTON, III MD:                Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; Medical Director, U.S. Health Care/Aetna Health Services; and
                                    former Managed Health Care Consultant; former President, Primary
                                    Physician Care.

MICHAEL S. SCOFIELD:                Trustee of the Trust; Trustee or Director of all other Evergreen Keystone funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA:                   Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Chairman, Environmental Warranty, Inc. (insurance agency);
                                    Executive Consultant, Drake Beam Morin, Inc. (executive
                                    outplacement); Director of Connecticut Natural Gas Corporation,
                                    Hartford Hospital, Old State House Association, Middlesex Mutual
                                    Assurance Company, and Enhance Financial Services, Inc.; Chairman,
                                    Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford
                                    YMCA; former Director, Vice Chairman and Chief Investment Officer,
                                    The Travelers Corporation; former Trustee, Kingswood-Oxford School;
                                    and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS:                   Trustee of the Trust; Trustee or Director of 29 other Evergreen Keystone funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky &
                                    Armentano, P.C.; Adjunct Professor of Law and former Associate Dean,
                                    St. John's University School of Law; Adjunct Professor of Law, Touro
                                    College School of Law; and former President, Nassau County Bar
                                    Association.

JOHN J. PILEGGI:                    President and Treasurer of the Trust; President and Treasurer of all
                                    other Evergreen Keystone funds; Senior Managing Director, Furman
                                    Selz LLC since 1992; Managing Director from 1984 to 1992; Consultant to BISYS Fund Services since 1996; 230 Park Avenue, Suite 910, New
                                    York, NY.

GEORGE O. MARTINEZ:                 Secretary of the Trust; Secretary of all other  Evergreen Keystone funds;
                                    Senior Vice President and Director of Administration and Regulatory
                                    Services, BISYS Fund Services; Vice President/Assistant General
                                    Counsel,  Alliance  Capital  Management from
                                    1988 to 1995;  3435 Stelzer Road,  Columbus,
                                    Ohio.

         During the fiscal period ended February 28, 1997, no Trustee or officer received any direct remuneration from the Fund. For the year ended February 28, 1997, aggregate compensation received by the Independent Trustees on a fund complex wide basis (which includes over 60 mutual funds) was $461,816. On May 31, 1997, the Fund's Trustees and officers as a group did not beneficially own any of the Fund's outstanding shares.

         Set forth below for each of the Trustees receiving in excess of $60,000 for the period of March 1, 1996 through February 28, 1997 is the aggregate compensation paid to such Trustee by the EvergreenKeystone Funds:




                                Aggregate                  Total Compensation
                                Compensation               From Registrant
                                from                       and Fund Complex
Name                            Registrant                 Pd. To Trustee

James S. Howell                 $0                         $66,000
Russell A Salton, III M.D.      $0                         $61,000
Michael S. Scofield             $0                         $61,000


--------------------------------------------------------------------------------


                               INVESTMENT ADVISER

--------------------------------------------------------------------------------


         Subject to the general supervision of the Fund's Board of Trustees, Keystone provides investment advice, management and administrative services to the Fund.

         On December 11, 1996, the predecessor corporation to First Union Keystone, Keystone Investments, Inc. ("Keystone Investments") and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by First Union National Bank of North Carolina ("FUNB"), a wholly-owned subsidiary of First Union Corporation ("First Union"). Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then assumed the name "First Union Keystone, Inc." and succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, the Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, a wholly-owned subsidiary of BISYS. The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of the Fund on December 9, 1996, and became effective on December 11, 1996.

         First Union Keystone and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $140 billion in consolidated assets as of December 31, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $60 billion in assets as of December 31, 1996 belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement, Keystone manages and administers the Fund's operation and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions.

         The Advisory Agreement stipulates that Keystone shall (i) provide office space and all necessary office facilities, equipment and personnel in connection with its services under the Advisory Agreement; (ii) pay or reimburse the Fund for the compensation of officers and Trustees of the Fund who are affiliated with Keystone and (iii) pay all expenses of Keystone incurred in connection with the provision of its services. In addition, Keystone also assumes and pays or reimburses the Fund for (i) all charges and expenses of any custodian or depository appointed by the Fund for the safekeeping of its cash, securities and other property; (ii) all charges and expenses for bookkeeping and independent auditors; (iii) all charges and expenses of any transfer agents and registrars appointed by the Fund; (iv) all costs of certificates representing shares of the Fund; (v) all fees and expenses involved in registering and maintaining registrations of the Fund and of its shares with the Securities and Exchange Commission (the "Commission") and registering or qualifying its shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses and statements of additional information for filing with the Commission and other authorities;
(vi) expenses of preparing, printing and mailing prospectuses and statements of additional information to shareholders of the Fund; (vii) all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing notices, reports and proxy materials to shareholders of the Fund; and (viii) all charges and expenses of filing annual and other reports with the Commission and other authorities.

         The Fund assumes and pays all other expenses of the Fund, including, without limitation, (i) fees and expenses of the Fund's Independent Trustees;
(ii) all brokers' fees, expenses and commissions and issue and transfer taxes chargeable to the Fund in connection with transactions involving securities and other property to which the Fund is a party; (iii) all costs and expenses of distribution of its Institutional Services shares incurred pursuant to its Institutional Services Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iv) all charges and expenses of legal counsel for the Fund and for the Fund's Independent Trustees on routine legal matters relating to the Fund, including, without limitation, legal services rendered in connection with the Fund's existence, business trust and financial structure and relations with its shareholders, registrations and qualifications of securities under federal, state and other laws, and issues of securities; (v) all taxes and business trust fees payable by the Fund to federal, state or other governmental agencies; (vi) all interest costs of the Fund; and (vii) all extraordinary expenses and charges of the Fund, including all charges and expenses of legal counsel to the Fund in connection with extraordinary matters, including, without limitation, any litigation involving the Fund, its Trustees, officers, employees or agents. In the event Keystone provides any of these services or pays any of these expenses, the Fund will promptly reimburse Keystone therefor.

         The Fund pays Keystone a fee for its services to the Fund at the annual rate of 0.30% of the average daily net asset value of the shares of the Fund. A pro rata portion of the fee is payable in arrears at the end of each day or calendar month as Keystone may, from time to time, specify to the Fund.

         Currently, Keystone has voluntarily limited the annual expenses of the Fund's Institutional Service shares to no more than 0.55% and 0.30% of the Institutional shares average daily net assets, respectively. Keystone intends to continue the foregoing expense limitations on a calendar month-bymonth basis. Keystone will periodically evaluate the foregoing expense limitations and may modify or terminate them in the future. Keystone will not be required to reimburse the Fund for amounts in excess of an expense limit if such reimbursement would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Fund or by a 1940 Act Majority. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


--------------------------------------------------------------------------------


                              PRINCIPAL UNDERWRITER

--------------------------------------------------------------------------------



         EKD, as agent, has agreed to use its best efforts to find purchasers for the shares. EKD may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EKD will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, EKD may receive payments from the Fund pursuant to the Fund's Distribution Plan.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Fund's Independent Trustees, and (ii) by vote of a majority of the Fund's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EKD's judgment, it could benefit the sales of Fund shares, EKD may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and Fund data files.

         All subscriptions and sales of shares by EKD are at the public offering price of the shares, as determined in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectus and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. Under the Distribution Agreement, the Fund is not liable to anyone for failure to accept any order.

         EKD has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EKD has also agreed that it will indemnify and hold harmless the Fund, and each person who has been, is or may be a Trustee or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim, action, suit or proceeding to which any of them may be a party, that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EKD or any other person for whose acts EKD is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.


--------------------------------------------------------------------------------


                                SUB-ADMINISTRATOR

--------------------------------------------------------------------------------


         BISYS provides personel to serve as officers of the Fund, and provides certain administrative services to the Fund pursuant to a sub-administrator agreement. For its services under that agreement, BISYS receives from Keystone a fee based on the aggregate average daily net assets of the Fund at a rate based on the total assets of all mutual funds for which FUNB affiliates also serve as investment adviser and BISYS serves as sub-administrator. The sub-administrator fee is calculated in accordance with the following schedule:

                                                     Aggregate Average Daily Net Assets Of Mutual Funds
                                                     For Which Any Affiliate Of FUNB Serves As
Sub-Administrator                                    Investment Adviser Adviser and BISYS
Fee                                                  Serves as Sub-Administrator
--------------------------------------------------------------------------------------------

0.0100%                                              on the first $7 billion
0.0075%                                              on the next $3 billion
0.0050%                                              on the next $15 billion
0.0040%                                              on assets in excess of $25 billion


         The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $29.2 billion as of February 28, 1997.




--------------------------------------------------------------------------------


                              DECLARATION OF TRUST

--------------------------------------------------------------------------------


Massachusetts Business Trust

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated June 19, 1991, as amended (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust is on file as an exhibit to the Fund's Registration Statement. This summary is qualified in its entirety by reference to the Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of the series or class. Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio of securities underlying the series or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. The Fund offers Institutional Service and Institutional Shares but may issue additional classes or series of shares.

Shareholder Liability

         Pursuant to certain decisions of the Massachusetts courts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the Fund. The possibility of the shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

Voting Rights

         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters shares are entitled to one vote per share. Shares generally vote together as one class on all matters. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting, and in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting electing Trustees, no further meetings of shareholders for the purpose of electing Trustees will be held unless required by law or unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the Fund's outstanding shares. Any Trustee may voluntarily resign from office.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.


--------------------------------------------------------------------------------


                                    EXPENSES

--------------------------------------------------------------------------------


Investment Advisory Fees

For the fiscal period ended February 28, 1997 and for each of the Fund's last three fiscal years, the table below lists the total dollar amounts paid by the Fund to Keystone for services rendered under the Advisory Agreement. The table below also shows the percentage of the Fund's average net assets represented by Keystone's fees. For more information, see "INVESTMENT ADVISER."

                                                                               Percentage of Fund's Average Net
                                  Fee Paid to Keystone under                   Assets Represented by Keystone's
                                  the Advisory Agreement                       Fee
                                  ---------------------------------------      -----------------------------------------
Fiscal Period Ended
February 28, 1997                 $101,412                                     0.30%
Fiscal Year Ended
September 30,
1996                              $121,105                                     0.30%
1995                              $79,819                                      0.30%
1994                              $123,050                                     0.30%

Distribution Plan Expenses

During the fiscal period ended February 28, 1997 and the year ended September 30, 1996, the Fund paid $9,161 and $23,210, respectively, to FICO or EKD, as the case may be under its Institutional Service Distribution Plan. For more information, see "Distribution Plan."

Brokerage Commissions

The Fund paid no brokerage commissions for the fiscal period of October 1, 1996 to February 28, 1997 and the fiscal years ending September 30, 1996, 1995 and 1994.


--------------------------------------------------------------------------------


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


         The Fund's financial statements for the fiscal period ended February 28, 1997, and the report thereon of KPMG Peat Marwick LLP, are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission pursuant to Section 30(d) of the 1940 Act and Rule 30d-1 thereunder.

         You may obtain a copy of the Fund's Annual Report without charge by writing to EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling EKSC toll free at 1-800-343-2898.


--------------------------------------------------------------------------------


                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS

--------------------------------------------------------------------------------


         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The total return for Institutional Service shares for the fiscal period ended February 28, 1997 and the fiscal year ended September 30, 1996, was 2.97% and 6.60%, respectively. Average annual total return for Institutional Services shares for the period May 23, 1994 (commencement of operations), through February 28, 1997 was 5.99%.

         The total return for Institional shares for the fiscal period ended February 28, 1997 and the fiscal year ended September 30, 1996, was 2.97% and 6.86%, respectively. The average annual total return for Institutional shares for the five year period ended February 28, 1997, was 5.32% and, since inception, October 1, 1991 (commencement of operations), through February 28, 1997, was 5.35%.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The current yields for Institutional Service and Institutional shares for the 30-day period ended February 28, 1997 were 6.08% and 6.34%, respectively.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

--------------------------------------------------------------------------------


                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


Small Accounts

         The Fund reserves the right to redeem shares in any account in which the value of shares is less than $1,000. The redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified if their accounts are less than such amount and given 60 days to bring the account up to such amount before the redemption is made.

Redemptions in Kind

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

Other Information

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, statement of additional information or in supplemental sales literature issued by the Fund or FICO, and no person is entitled to rely on any information or representation not contained therein.

         As of May 31, 1997, the following accounts owned of record 5% or more of the Fund's Institutional Service shares:
                                                         PERCENTAGE
         RECORD OWNER                                     OF CLASS
                                                           OWNED

         William H. Morgan Jr.                              32.68%
         906 Weightman
         Greenwood, MS 38930-2438

         Skyline Telephone Membership Corp                  28.35%
         Attn: Hobart G. Davis
         P.O. Box 759
         Jefferson, NC 28694-0759

         M & M Farms                                        15.54%
         906 Weightman
         Greenwood, MS 38930-2438

         As of November 21, 1996, the following accounts owned of record 5% or more of the outstanding shares of the Fund's Class Z shares:
                                                          PERCENTAGE
         RECORD OWNER                                      OF CLASS
                                                             OWNED

         Bank of New York Trustee                         28.47%
         FBO Saatchi & Saatchi Cash Bal.
         Retirement Plan Trust
         Attn: Ms. Amy Nellissen
         375 Hudson St
         New York, NY 10014-3658

         Ampex Retirement Master Trust                    41.47%
         P.O. Box 1992
         Boston, MA 02105-1992

         Keystone Investments                             24.61%
         Defined Benefit Pension Trusts
         ATTN: Operations
         200 Berkeley Street 25th Floor
         Boston, MA 02116-5022

         Buffalo Color Corp. Master Trust                 5.18%
         PO Box 1991
         Boston, MA 02105-1992

         The Fund's prospectus and statement of additional information omit certain information contained in its registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

--------------------------------------------------------------------------------


                                    APPENDIX

--------------------------------------------------------------------------------



                           U.S. GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Government National Mortgage Association ("GNMA") securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S. government.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. The U.S. government is not obligated by law to provide support to an instrumentality it sponsors. U.S. government securities held by the Fund do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

                             CORPORATE BOND RATINGS

S&P Ratings

         A Standard & Poor's Ratings Group ("S&P") corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:


         1. likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2.       nature of and provisions of the obligation; and

         3. protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Eligible bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

Moody's Ratings

         Eligible ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       ADJUSTABLE RATE SECURITIES RATINGS

S&P Ratings

         An S&P rating of an issue secured by a pool of mortgages is a measure of the likelihood that cash flow from the mortgages is sufficient for timely payment of interest and principal on the rated security. Each rating category generally defines an adverse economic climate that is likely to impact the performance of the mortgages in the pool over time. The rating process for commercial mortgages, like all asset-backed financings, involves a credit, legal structure and cash flow analysis.


         The credit analysis involves an analysis of the originator and an evaluation of the credit quality of the loans and their risk characteristics, such as property types, geographic locations, loan maturity dates, loan-to-value ratios, lien status and loan seasoning.

         The legal structure analysis involves a review of legal documents to determine the documents accurately reflect the specifics of the financing and a review of flow of funds and investment restrictions of any reserve fund or credit enhancement.

         The cash flow analysis involves identification of the type of security created out of the cash flow from the pool of commercial mortgages and the payment terms of the security. Once these items are identified, the individual loan and pool analysis are applied to determine cash flow scenarios for the pool.

         Eligible ratings are as follows:

         1. AAA - Securities rated AAA have the highest rating assigned by S&P and reflect certainty that the issuer at all times will have pledged collateral such that scheduled cash flow and assumed reinvestment income thereon will be sufficient to pay annual interest on the securities and redeem principal at maturity.

         2. AA - Securities rated AA reflect certainty that amounts available from distributions on the mortgage loans and from reserves will be sufficient to pay monthly interest and return principal.

Moody's Ratings

         Moody's rating provides a system of gradation by which the relative credit risks of investments in adjustable rate securities can be judged. Moody's factors into its ratings the frequency, severity and timing of defaults in order to provide an assessment of the appropriate risk premium for taking on credit risk. In rating adjustable rate securities, Moody's uses the same letter system as that for corporate bonds. In assessing risk, on average, the risks associated with Aaa and Aa rated Moody's corporate bonds would apply to adjustable securities rated Aaa or Aa by Moody's. See the description of Moody's corporate bond ratings set forth above.

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch Investors Service, L.P.
("Fitch's"); or, if not rated, will be issued by companies that have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1. leading market positions in well-established industries;
         2. high rates of return on funds employed;
         3. conservative capitalization structures with moderate reliance on debt and ample asset protection;
         4. broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
         5. well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Certificates of Deposit

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar denominated certificates of U.S. banks, including their branches abroad, and of U.S. branches of foreign banks, that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements, or of savings and loan associations that are members of the Federal Savings and Loan Insurance Corporation, and have at least $1 billion in assets as of the date of their most recently published financial statements.

         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.


Bankers' Acceptances

         Bankers' acceptances typically arise from short term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total assets at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART C

                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

Item 24 (a).  Financial Statements


All financial statements listed below are incorporated by reference from Registrant's Annual Report, as filed with the Securiteis and Exchange Commission.


Schedule of Investments                     February 28, 1997

Financial Highlights:

Institutional Service Shares                For the five months ended February
                                            28, 1997, each of the years in
                                            the two-year period ended
                                            September 30, 1996, and the period
                                            from May 23, 1994 (Date of Initial
                                            Public Offering) to
                                            September 30, 1994

Institutional Shares                        For the five months ended February
                                            28, 1997, and each of the years in
                                            the five-year period ended
                                            September 30, 1996

Statement of Assets and Liabilities         February 28, 1997

Statement of Operations                     For the five months ended
                                            February 28, 1997

Statements of Changes in Net Assets         For the five months ended
                                            February 28, 1997 and the year ended
                                            September 30, 1996

Notes to Financial Statements

Independent Auditors' Report                March 31, 1997

(24)(b)   Exhibits


         (1)    Registrant's Declaration of Trust, as amended
                (the "Declaration of Trust")(1)

         (2)    Registrant's By-Laws (the "By-Laws")(1)
                Amendment to By-Laws, Article 4, Section 4.1(2)

         (3)    Not applicable

         (4)(a) Articles III, V, VI and VIII to the Declaration of Trust(1)
            (b) Article 2, Section 2.5 to the By-Laws(1)

         (5) Investment Advisory and Management Agreement between Registrant and Keystone Investment Management Company (the "Advisory Agreement")(3)

         (6) Distribution Agreement between Registrant and Evergreen Keystone Distributor, Inc. (the "Distribution Agreement")(3)

         (7)    Not applicable

         (8) Form of Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company(4)

         (9) Form of Sub-Administrator Agreement between Keystone Investment Management Company and BISYS Fund Services, Inc.(3)

        (10)    Opinion of Counsel(5)

        (11)    Consent as to use of Independent Auditors' Report(3)

        (12)    Not applicable

        (13) Subscription Agreement between Registrant and Keystone Investment Management Company(6)

        (14)    Not applicable

        (15)    Class Y Distribution Plan(7)

        (16) Schedules for the computation of total return and current yield quotations(3)

        (17)    Financial Data Schedules(3)

        (18)    Not applicable

        (19)    Powers of Attorney(2)

------------------------------

        (1) Filed with Post-Effective Amendment No. 7 ("Post-Effective
            Amendment No. 7") to Registration Statement No. 33-42864/811-6412 (the "Registration Statement") and incorporated by reference herein.
        (2) Filed with Post-Effective Amendment No. 9 ("Post-Effective
            Amendment No. 9") to the Registration Statement and incorporated by reference herein.
        (3) Filed herewith.
        (4) Filed with Post-Effective Amendment No. 3 ("Post-Effective Amendment No.3") to the Registration Statement and is incorporated by reference herein.
        (5) Filed with Registrant's Rule 24f-2 Notice (the "24f-2 Notice") for the fiscal year ended February 28, 1997 and incorporated by reference herein.
        (6) Filed with the Registration Statement and incorporated by reference herein.
        (7) Filed with Post-Effective Amendment No. 4 ("Post-Effective Amendment No. 4") to the Registration Statement and is incorporated by reference herein.


Item 25. Persons Controlled by or Under Common Control With Registrant

               Not applicable.

Item 26. Number of Holders of Securities

                                          Number of Record
Title of Class                      Holders as of May 31, 1997
--------------                      ----------------------------

Shares of Beneficial
Interest,without par value:

       Institutional Service Shares             81

Shares of Beneficial
Interest, without par value:

       Institutional Shares                      8

Item 27. Indemnification

         Provisions for the indemnification of Registrant's Trustees and officers are contained in Article VIII of the Declaration of Trust, a copy of which was filed with Post-Effective Amendment No. 7 and is incorporated by reference herein.

         Provisions for the indemnification of Evergreen Keystone Distributor, Inc., Registrant's principal underwriter, are contained in Section 7 of the Distribution Agreement, a copy of which is filed herewith.

         Provisions for the indemnification of Keystone Investment Management Company, Registrant's investment adviser, are contained in Section 5 of the Advisory Agreement, a copy of which was filed with Post-Effective Amendment No. 7 and incorporated by reference herein.


Item 28. Businesses and Other Connections of Investment Adviser

         The following table lists the names of the various officers and directors of Keystone Investment Management Company, Registrant's investment adviser, and their respective positions. For each named individual, the table lists, for at least the past two fiscal years, (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.



                      LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Senior Vice President
Elfner, III*                         the Board,                 First Union Keystone, Inc.
                                     Chief Executive            Keystone Asset Corporation
                                     Officer                  President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Evergreen Keystone Investment Services, Inc
                                                                Evergreen Keystone Service Company
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Formerly:
                                                              Chairman of the Board,
                                                                Chief Executive Officer,
                                                                President and Director:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Capital Corporation
                                                              Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.*                         President

Donald C. Dates*                   Senior Vice                None
                                    President

Gilman Gunn*                       Senior Vice                None
                                    President,
                                    Chief Investment
                                    Officer

Edward F.                          Senior Vice                Formerly Senior Vice President,
Godfrey*                            President,                Chief Financial Officer and Treasurer:
                                    Chief Operating             First Union Keystone, Inc.
                                    Officer                     Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

Rosemary D.                        Senior Vice                Senior Vice President:
Van Antwerp*                        President,                  Evergreen Keystone Service Company
                                    Secretary                   Senior Vice President and Secretary:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Senior Vice President, General Counsel and Secretary:
                                                                Keystone Investments, Inc.
                                                              Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Fiduciary Investment Company, Inc.
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely*                   Vice President             Vice President:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Formerly:
                                                              Controller
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Vice President:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investments, Inc.

John D. Rogol*                     Vice President             Vice President and
                                                              Controller:
                                                                Evergreen Keystone Investment Services, Inc.
                                                              Treasurer and Vice President:
                                                                Evergreen Keystone Service Company
                                                              Controller:
                                                                Keystone Asset Corporation
                                                              Formerly:
                                                              Controller:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Vice President and Controller:
                                                                Keystone Investments, Inc.

Christopher P.                     Senior Vice                None
Conkey*                             President, Chief
                                    Investment Officer

J. Gary Craven*                    Senior Vice                None
                                    President

Richard Cryan*                     Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane*                           President

Betsy Hutchings*                   Senior Vice                None
                                    President

Walter T.                          Senior Vice                None
McCormick*                          President

James F. Angelos**                 Vice President,            None
                                     Chief Compliance
                                     Officer

John Addeo*                        Vice President             None

Andrew Baldassarre*                Vice President             None

David Benhaim*                     Vice President             None

Donald Bisson*                     Vice President             None

Francis X. Claro*                  Vice President             None

Kristine R.                        Vice President             None
Cloyes*

Patrick T. Bannigan**              Vice President             None

Liu-Er Chen*                       Vice President             None

George E. Dlugos*                  Vice President             None

Antonio T. Docal*                  Vice President             None

Dana E. Erikson*                   Vice President             None

Gordon M. Forrester*               Vice President             None

Thomas L. Holman*                  Vice President             None

George J. Kimball*                 Vice President             None

JoAnn L. Lyndon*                   Vice President             None

Craig Lewis*                       Vice President             None

John C.                            Vice President             None
Madden, Jr.*

Eleanor H. Marsh*                  Vice President             None

James D. Medvedeff*                Vice President             None

Stanley  M. Niksa*                 Vice President             None

Jonathan A. Noonan*                Vice President             None

Robert E. O'Brien*                 Vice President             None

Margery C. Parker*                 Vice President             None

William H. Parsons*                Vice President             None

Joyce W. Petkovich*                Vice President             None

Gary E. Pzegeo*                    Vice President             None

Harlen R. Sanderling*              Vice President             None

Thomas W. Trickett*                Vice President             None

Kathy K. Wang*                     Vice President             None

Judith A. Warners*                 Vice President             None

Peter Willis*                      Vice President             None

Walter Zagrobski*                  Vice President             None


     *Located at Keystone Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116.
    **Located at First Union National Bank, 301 South College Street, Charlotte, North Carolina 28288


Item 29. Principal Underwriter  (continued).

         (c)  Not applicable.


Item 30. Location of Accounts and Records

         First Union Keystone, Inc.
         200 Berkeley Street
         Boston, Massachusetts 02116-5034

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, Massachusetts 02171

         Iron Mountain
         3431 Sharpslot Road
         Swansea, Massachusetts  02277


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and in The Commonwealth of Massachusetts, on the 24th day of June, 1997.

                                       KEYSTONE INSTITUTIONAL
                                       ADJUSTABLE RATE FUND


                                       By:/s/ George S. Bissell
                                          ---------------------------
                                          George S. Bissell
                                          Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 24th day of June, 1997.



/s/ George S. Bissell                   /s/ Charles F. Chapin
------------------------                -------------------------          -------------------------
George S. Bissell                       Charles F. Chapin*                 William Walt Pettit
Chairman of the Board of Trustees       Trustee                            Trustee
  and Chief Executive Officer

/s/ John J. Pileggi                     /s/ K. Dun Gifford                 /s/ David M. Richardson
-------------------------               -------------------------          -------------------------
John J. Pileggi                         K. Dun Gifford*                    David M. Richardson*
President amd Treasurer (Principal      Trustee                            Trustee
  Financial and Accounting Officer)

/s/ Frederick Amling
-------------------------               -------------------------          -------------------------
Frederick Amling*                       James S. Howell                    Russell A. Salton, III MD
Trustee                                 Trustee                            Trustee

/s/ Laurence B. Ashkin                  /s/ Leroy Keith, Jr.
-------------------------               -------------------------          -------------------------
Laurence B. Ashkin                      Leroy Keith, Jr.*                  Michael S. Scofield
Trustee                                 Trustee                            Trustee

/s/ Charles A. Austin, III              /s/ F. Ray Keyser, Jr.             /s/ Richard J. Shima
-------------------------               -------------------------          -------------------------
Charles A. Austin, III*                 F. Ray Keyser, Jr.*                Richard J. Shima*
Trustee                                 Trustee                            Trustee

                                                                           /s/ Andrew J. Simons
-------------------------               -------------------------          -------------------------
Foster Bam                              Gerald M. McDonnell                 Andrew J. Simons*
Trustee                                 Trustee                            Trustee

/s/ Edwin D. Campbell
-------------------------               -------------------------
Edwin D. Campbell*                      Thomas L. McVerry
Trustee                                 Trustee




*By:/s/ Rosemary  D. Van Antwerp
--------------------------------
Rosemary  D. Van Antwerp**
Attorney-in-Fact


**Rosemary D. Van Antwerp, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                                INDEX TO EXHIBITS



Exhibit Number             Exhibit
--------------             -------

      1                    Declaration of Trust(1)

      2                    By-Laws(1)
                           Amendment to By-Laws(2)

      5                    Advisory Agreement(3)

      6                    Distribution Agreement(4)

      8                    Custodian, Fund Accounting and
                             Recordkeeping Agreement(5)

      9                    Form of Sub-Administrator Agreement(3)

     10                    Opinion of Counsel(5)

     11                    Independent Auditors' Consent(3)

     13                    Subscription Agreement(5)

     15                    Class Y Distribution Plan(6)

     16                    Total Return and Current Yield
                           Schedules(3)

     17                    Financial Data Schedules(filed as Exhibit 27)(3)

     19                    Powers of Attorney(2)

-----------------------

(1) Incorporated by reference herein to Post-Effective Amendment No. 7 to the Registration Statement.
(2) Incorporated by reference herein to Post-Effective Amendment No. 9 to the Registration Statement.
(3)  Filed herewith.
(4) Incorporated by reference herein to Post-Effective Amendment No. 3 to the Registration Statement.
(5)  Incorporated by reference  herein to the Registration Statement.
(6) Incorporated by reference herein to Post-Effective Amendment No. 4 to the Registration Statement.